Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 10, 2016
Registrant Name	dei_EntityRegistrantName	Mutual Fund & Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0000810695
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hf
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 10, 2016
Prospectus Date	rr_ProspectusDate	Feb. 10, 2016
Huntington Global Select Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HUNTINGTON GLOBAL SELECT MARKETS FUND
Supplement [Text Block]	hf_SupplementTextBlock

Huntington Global Select Markets Fund (To be renamed “Rational Risk Managed Emerging Markets Fund”) - ONLY

Effective February 12, 2016, the following sentence replaces the third sentence in first paragraph under the “Fund Summary – Principal Investment Strategy” section of the Fund’s Prospectus and Summary Prospectus and the “Principal Investment Strategies and Related Risks – Investment Strategy”:

“Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of issuers and currencies that are organized, have a majority of their assets, or generate the majority of their operating income in emerging markets.”